Property and Equipment (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 15,917	$ 33,819	$ 14,603	$ 16,775	$ 30,591	$ 64,787	$ 38,137